Other intangible assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	8 years	9 years
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years